Average Annual Total Returns{- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-09 - Fidelity Advisor® Global Real Estate Fund	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Since Inception		RT006 Past 1 year	RT006 Since Inception
Total	18.15%	4.50%	[1]	15.89%	3.17%	[1]	10.98%	2.89%	[1]	20.54%	4.96%	[1]	23.48%	5.57%	[1]	25.71%	6.63%	[1]	25.82%	15.30%	[2]	23.06%	5.84%	[1]

[1]	(a) From August 11, 2016.
[2]	(b) From October 2, 2018.